SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Schedule of reconciliation of the beginning and ending balance of stock options outstanding

		Weighted-
	Number of Stock	Average Exercise
	Options	Price
Balance as of December 31, 2019	50,575,080	$0.22
Granted	4,696,786	$0.30
Forfeited	(6,868,242)	$0.22
Balance as of December 31, 2020	48,403,624	$0.23
Granted Prior to Business Combination	12,182,545	$0.30
Forfeited Prior to Business Combination	(296,350)	$0.24
Exercised Prior to Business Combination	(4,921,707)	$0.26
Exchanged for Subordinate Shares At Business Combination	(19,320,935)	$0.26
Converted to RSU's At Business Combination	(14,886,359)	$0.26
Effect on Conversion related to the Business Combination	(19,108,791)	$0.28
Granted After Business Combination	108,695	$4.60
Forfeited After Business Combination	(72,938)	$2.36
Balance as of December 31, 2021	2,087,784	$2.78

Summary of the stock options that remain outstanding

	Exercise		Stock Options
Security Issuable	Price	Expiration Date	Outstanding
Subordinate Voting Shares	$2.26	October 2024	976,465
Subordinate Voting Shares	$3.08	April 2025	161,226
Subordinate Voting Shares	$3.08	January 2026	841,398
Subordinate Voting Shares	$4.60	October 2026	108,695
			2,087,784

Schedule of the assumptions to determine the fair value of stock options granted with a fixed exercise price

	2021	2020
Weighted-Average Risk-Free Annual Interest Rate	0.29%	0.31%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	84.6%	85.3%
Weighted-Average Expected Life in Years	4.00	4.00
Weighted-Average Estimated Forfeiture Rate	0.0%	0.0%

Reconciliation of the beginning and ending balance of restricted stock units outstanding

Number of
Restricted
Stock
Balance as of December 31, 2019 and 2020	—
Granted	2,591,584
Exchanged and Converted from Options	1,076,499
Forfeited	(437,135)
Balance as of December 31, 2021	3,230,948

Reconciliation of the beginning and ending balance of SARs units outstanding

Number of
Stock
Appreciation
Rights Units
Balance as of December 31, 2019 and 2020	—
Granted	230,752
Forfeited	(71,016)
Balance as of December 31, 2021	159,736

Reconciliation of the beginning and ending balance of warrants outstanding

		Weighted-
	Number of	Average Exercise
	Warrants	Price
Balance as of December 31, 2019 and 2020	1,968,300	$0.16
Exercised	(1,968,300)	$0.16
Assumed from the Business Combination	28,489,500	$11.50
Granted	6,928,578	$10.43
Balance as of December 31, 2021	35,418,078	$11.35

Summary of warrants that remain outstanding

			Warrants	Warrants
Security Issuable	Exercise Price	Expiration Date	Outstanding	Exercisable
Subordinate Voting Shares	$11.50	June 2026	28,489,500	28,489,500
Subordinate Voting Shares	$10.00	June 2024	4,928,578	4,928,578
Subordinate Voting Shares	$11.50	June 2026	2,000,000	2,000,000
			35,418,078	35,418,078

Schedule of the assumptions to determine the fair value of warrants options granted with a fixed exercise price and fair valued using level 3 inputs

2020
Weighted-Average Risk-Free Annual Interest Rate	0.31%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	85.3%
Weighted-Average Expected Life in Years	3.00
Weighted-Average Estimated Forfeiture Rate	0.0%